SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In October and November 2016, the Company issued 1,315,220 shares of common stock to certain 2016 Notes Investors upon the conversion of outstanding principal and interest totaling $328,805.

In October 2016, the Company issued 556,786 shares of common stock to various consultants for services rendered and the fair value of the common stock issued was approximately $150,000.

On November 12, 2016, the Company entered into an Amendment and Supplement to a Registration Rights and Stock Restriction Agreement (the "Agreement") with Novalere Holdings pursuant to which the Company agreed to issue 12,947,655 shares of the Company’s common stock (the “Novalere Shares”) that were issuable pursuant to agreement upon the approval of Fluticare™ by the FDA.  Management agreed to issue the Novalere Shares due to its confidence that FlutiCare™ will be approved by the FDA in the near future and the obligation of the Company to issue and register for resale the Novalere Shares and all other shares of common stock of the Company held by Novalere Holdings.   In connection with the issuance of the Novalere Shares, Novalere Holdings also agreed to certain restrictions, and to an extension in the date to register the Novalere Shares and all other shares of common stock of the Company held by Novalere Holdings until the second quarter of 2017.  Management believes that the issuance of the Novalere Shares at this time is in the best interest of the Company and its shareholders as it results in a restriction on the resale of all shares of common stock of the Company held by Novalere Holdings, including the Novalere Shares, until after the Company has achieved certain milestones.

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosures in the notes thereto other than as disclosed in the accompanying notes to the condensed consolidated financial statements.

Acquisition of Assets of Beyond Human

On February 8, 2016, we entered into an Asset Purchase Agreement (“APA”), pursuant to which Innovus agreed to purchase substantially all of the assets of Beyond Human (the “Acquisition”) for a total cash payment of $630,000 (the “Purchase Price”). The Purchase Price was paid in the following manner: (1) $300,000 in cash at the closing of the Acquisition (the “ Initial Payment ”), (2) $100,000 in cash four months from the closing upon the occurrence of certain milestones as described in the APA, (3) $100,000 in cash eight months from the closing upon the occurrence of certain milestones as described in the APA, and (4) $130,000 in cash in twelve months from the closing upon the occurrence of certain milestones as described in the APA.

Signing of Secured Loan Agreements and Closing of Financing

On February 24, 2016, the Company and SBI Investments, LLC, 2014-1 (“SBI”) entered into a Closing Statement in which SBI loaned the Company gross proceeds of $550,000 pursuant to a Purchase Agreement, 20% Secured Promissory Note and Security Agreement (“Note”), all dated February 19, 2016 (collectively, the “Finance Agreements”), to purchase substantially all of the assets of Beyond Human, LLC, a Texas limited liability company (“Beyond Human”).  Of the $550,000 gross proceeds, $300,000 was paid into an escrow account held by a third party bank to be released to Beyond Human upon closing of the transaction, $242,500 was provided directly to the Company for use in building the Beyond Human business and $7,500 was provided for attorneys’ fees.

Pursuant to the Finance Agreements, the principal amount of the Note is $550,000 and the interest rate thereon is 20% per year.  The Company shall begin to pay principal and interest on the Note on a monthly basis beginning on March 19, 2016 for a period of 24 months and the monthly mandatory payment amount thereunder is $28,209. The monthly amount shall be paid by the Company through a deposit amount control agreement with a third party bank in which SBI shall be permitted to take the monthly mandatory payment amount from all revenues received by the Company from the Beyond Human assets in the transaction.  The maturity date for the Note is February 19, 2018.

The Note is secured by SBI through a first priority secured interest in all of the Beyond Human assets acquired by the Company in the transaction including all revenue received by the Company from these assets.

Stock Issuances

From January 1, 2016 through March 30, 2016 the Company issued a total of 17,297,061 shares of its common stock from the exercise of RSUs by its CEO, former CFO and a consultant. The Company also issued 2,900,000 shares to consultants and 215,000 shares related to the Semprae acquisition.